Accounts Payable And Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) (10-K) - USD ($) $ in Thousands	Sep. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Payables and Accruals [Abstract]
Accounts payable		$ 1,412	$ 3,213
Accrued payroll, taxes and bonuses		12,700	11,378
Severance costs		190	201
Other accrued expenses		2,275	3,491
Total	$ 14,427	$ 16,577	$ 18,283